Working capital - Narrative (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summary of additional information about working capital [line items]
Trade receivables	£ 1,498	£ 1,817	£ 1,498
Income statement (income)/charge		(15)	55	£ 23
Interest on borrowings	148	122	148
Accrued Discounts Related To Sales Recognized	359	455	359
Current contract liabilities	56	79	56
Supply chain financing facilities accounted as trade payables	(309)	(465)	(309)
Provision For Employee Deferred Compensation Plan	47	45	47
Provisions	£ 476	£ 412	476
Terms of Raising the Bar programme	2 years
Other
Summary of additional information about working capital [line items]
Description of expected timing of outflows commitments to UK Thalidomide Trust		These provisions will be utilised over the period of the commitments up to 2037.
Provisions	£ 277	£ 222	277
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties		15.00%
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties		28.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties		9.00%
Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	(156)	£ (320)	(156)
COVID-19
Summary of additional information about working capital [line items]
Income statement (income)/charge		29
COVID-19 | Raising the Bar programme | Other
Summary of additional information about working capital [line items]
Provisions	£ 81	33	81
COVID-19 | Obsolete inventories
Summary of additional information about working capital [line items]
Inventory provision charged released to profit and loss		£ 4	£ 23